8. Subsequent events (Detail) (USD $)	1 Months Ended
May 07, 2013
Stock Issued During Period, Shares, Issued for Cash	10,000,000
Sale of Stock, Price Per Share (in Dollars per share)	$ 0.0075
Stock Issued During Period, Value, Issued for Cash (in Dollars)	$ 75,000